CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income for the year		$ 158,508	$ 149,479	$ 96,355
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense		72,941	60,251	37,031
Current income tax (note 9.1)		74,454	44,756	53,319
Deferred income tax (note 9.1)		(34,943)	(1,351)	(24,822)
Depreciation of property and equipment (note 15)		32,760	25,324	19,799
Depreciation of right-of-use assets (note 28)		39,982	35,244	23,833
Amortization of intangible assets (note 16)		67,119	47,365	36,654
(Reversal)/Impairment of intangible assets (note 16)		(822)	1,017	80
Net impairment losses on financial assets		18,808	6,364	7,551
Remeasurement at fair value of investment in associates		0	0	(1,538)
(Reversal)/Allowance for claims and lawsuits (note 23)		(348)	1,871	5,769
(Gain) Loss on remeasurement of contingent consideration and call/put option over non-controlling interest (note 29.9.1)		(4,442)	(1,147)	4,694
Gain on transactions with bonds (note 3.18)		(9,157)	(13,883)	(708)
Accrued interest		15,295	11,203	9,828
Interest received		4,718	2,686	585
Net (gain) loss arising on financial assets measured at FVPL		(23,564)	7,537	8,537
Net (gain) loss arising on financial assets measured at FVOCI		(22,747)	(165)	130
Exchange differences		21,874	4,648	(5,708)
Share of results of investment in associates		(89)	(119)	233
Payments related to forward and future contracts		(3,813)	(6,242)	(1,692)
Proceeds related to forward and future contracts		24,977	3,918	1,368
Payments of remeasured earn-outs related to acquisition of business		(7,078)	(4,467)	0
Gain arising from lease disposals		0	0	(643)
Loss arising from property and equipment and intangibles derecognition		846	1,632	0
Changes in working capital:
Net increase in trade receivables		(44,297)	(104,315)	(93,019)
Net decrease (increase) in other receivables		16,629	(21,021)	(21,149)
Net increase in other assets		(10,004)	(9,416)	(1,338)
Net increase (decrease) in trade payables		19,004	(2,651)	10,870
Net (decrease) increase in payroll and social security taxes payable		(37,402)	13,398	66,670
Net (decrease) increase in tax liabilities		(1,675)	264	4,595
Utilization of provision for contingent liabilities (note 23)		(227)	(1,750)	(8,113)
Income tax paid		(48,783)	(52,906)	(50,197)
Net cash provided by operating activities		318,524	197,524	178,974
Cash flows from investing activities
Cash outflows for property and equipment	[1]	(45,110)	(47,063)	(42,766)
Proceeds from disposals of property and equipment and intangibles		288	0	1,249
Cash outflows for intangible assets	[2]	(81,691)	(48,367)	(34,868)
Acquisition of investment in sovereign bonds		(29,032)	(24,883)	(5,990)
Proceeds from investment in sovereign bonds		38,189	38,766	6,698
Payments related to forward and future contracts		(10,906)	(25,561)	(13,534)
Proceeds related to forward and future contracts		20,419	12,511	3,923
Acquisition of investments measured at FVPL		(384,083)	(414,950)	(238,991)
Proceeds from investments measured at FVPL		410,707	393,059	230,236
Acquisition of investments measured at FVOCI		(214,642)	(264,992)	(49,965)
Proceeds from investments measured at FVOCI		217,246	269,102	44,976
Payments to acquire equity instruments		(1,748)	(5,148)	(5,762)
Payments to acquire investments in associates		0	(500)	(1,389)
Acquisition of investment in convertible notes (note 29)		(2,367)	(2,667)	(2,772)
Acquisition of business, net of cash (note 26)	[3]	(253,691)	(126,370)	(144,503)
Payments of earn-outs related to acquisition of business		(13,940)	(22,241)	(19,422)
Net cash used in investing activities		(350,361)	(269,304)	(272,880)
Cash flows from financing activities
Proceeds from the issuance of common shares pursuant to May 2021 Public Offering, net of costs		0	0	286,207
Proceeds from the issuance of shares under the share-based compensation plan (note 30.1)		4,103	3,508	6,612
Proceeds from the issuance of shares under the ESPP plan		9,213	8,981	2,340
Repurchase of shares		(11,523)	(9,316)	(7,256)
Payment of call/put-option over non-controlling interest		(3,892)	(5,166)	0
Proceeds from borrowings (note 21)		395,621	0	13,500
Repayment of borrowings (note 21)		(271,783)	(8,269)	(29,384)
Payments of principal portion of lease liabilities (note 28)		(38,514)	(30,564)	(21,786)
Payments of lease liabilities interest (note 28)		(6,319)	(6,822)	(5,415)
Interest paid (note 21)		(4,106)	(2,491)	(832)
Payments of installments related to acquisition of business		(28,270)	(15,541)	0
Net cash provided (used in) by financing activities		44,530	(65,680)	243,986
Increase (Decrease) in cash and cash equivalents		12,693	(137,460)	150,080
Cash and cash equivalents at beginning of the year		292,457	427,804	278,939
Effect of exchange rate changes on cash and cash equivalents		2,073	2,113	(1,215)
Cash and cash equivalents at end of the year		$ 307,223	$ 292,457	$ 427,804

[1]	In 2023, 2022 and 2021, there were 1,741, 16,225 and 10,129 of acquisition of property and equipment financed with trade payables, respectively. In 2023, 2022 and 2021, the Company paid 16,225, 10,129 and 1,515 related to property and equipment acquired in 2022, 2021 and 2020, respectively.
[2]	In 2023, 2022 and 2021 there were 132, 1,984 and 3,662 of acquisition of intangibles financed with trade payables, respectively. In 2023, 2022 and 2021 , the Company paid 1,984, 3,662 and 285 related to intangibles acquired in 2022, 2021 and 2020, respectively.
[3]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26):

Supplemental information
Cash paid	286,695	172,445	161,107
Less: cash and cash equivalents acquired	(33,004)	(46,075)	(16,604)
Total consideration paid net of cash and cash equivalents acquired	253,691	126,370	144,503
As of December 31, 2023, the Company issued 359,242 common shares for a total amount of 65,064, according to the subscription agreement included in the stock purchase agreement, these were non-cash transactions. As of December 31, 2022, the Company issued 135,096, common shares for a total amount of 25,531, according to the subscription agreement included in the stock purchase.